Accounts Payable and Accrued Liabilities - Summary of Provision (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Disclosure Of Detailed Information About Accounts Payable And Accrued Liabilities [Abstract]
Beginning balance	$ 154	$ 929
Paid or otherwise settled	0	(775)
Additional provision	332	0
Ending balance	$ 486	$ 154